Financial Instruments - maturity analysis (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments - classification
Schedule of residual maturity of financial instruments

	2023			2022
	Less than	More than		Less than	More than
	12 months	12 months	Total	12 months	12 months	Total
	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	104,262	—	104,262	144,832	—	144,832
Trading assets	36,723	8,828	45,551	35,944	9,633	45,577
Derivatives	29,839	49,065	78,904	38,107	61,438	99,545
Settlement balances	7,231	—	7,231	2,572	—	2,572
Loans to banks - amortised cost	6,650	264	6,914	6,872	267	7,139
Loans to customers - amortised cost	87,663	293,770	381,433	84,289	282,051	366,340
Other financial assets	10,192	40,910	51,102	6,128	24,767	30,895

Liabilities
Bank deposits	8,954	13,236	22,190	7,799	12,642	20,441
Customer deposits	424,893	6,484	431,377	448,821	1,497	450,318
Settlement balances	6,645	—	6,645	2,012	—	2,012
Trading liabilities	45,349	8,287	53,636	42,760	10,048	52,808
Derivatives	30,721	41,674	72,395	39,331	54,716	94,047
Other financial liabilities	20,310	34,779	55,089	13,796	35,311	49,107
Subordinated liabilities	1,047	4,667	5,714	973	5,287	6,260
Notes in circulation	3,237	—	3,237	3,218	—	3,218
Lease liabilities	102	568	670	137	981	1,118

Schedule of undiscounted cash flows payable by contractual maturity

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2023	£m	£m	£m	£m	£m	£m
Assets by contractual maturity up to 20 years
Cash and balances at central banks	104,262	—	—	—	—	—
Derivatives held for hedging	31	29	128	104	49	49
Settlement balances	7,231	—	—	—	—	—
Loans to banks - amortised cost	5,234	1,437	23	302	—	—
Loans to customers - amortised cost	52,175	46,894	81,445	61,465	96,577	114,806
Other financial assets (1)	4,897	6,756	12,304	11,183	10,019	8,063
Finance lease	61	242	735	401	656	359
	173,891	55,358	94,635	73,455	107,301	123,277
Liabilities by contractual maturity up to 20 years
Bank deposits	8,334	1,279	6,069	8,307	—	—
Customer deposits	393,363	31,900	6,464	11	14	19
Settlement balances	6,645	—	—	—	—	—
Derivatives held for hedging	71	175	366	192	92	8
Other financial liabilities	9,094	12,319	18,843	13,818	4,769	346
Subordinated liabilities	72	1,167	2,301	1,512	1,406	342
Other liabilities - Notes in circulation	3,237	—	—	—	—	—
Lease liabilities	30	79	172	111	175	132
	420,846	46,919	34,215	23,951	6,456	847
Guarantees and commitments - notional amount
Guarantees (2)	2,820	—	—	—	—	—
Commitments (3)	112,807	—	—	—	—	—
	115,627	—	—	—	—	—

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2022	£m	£m	£m	£m	£m	£m
Assets by contractual maturity up to 20 years
Cash and balances at central banks	144,832	—	—	—	—	—
Derivatives held for hedging	130	345	28	41	(44)	43
Settlement balances	2,572	—	—	—	—	—
Loans to banks - amortised cost	5,254	1,621	17	288	—	—
Loans to customers - amortised cost	50,923	43,417	76,278	55,128	85,038	100,085
Other financial assets (1)	2,771	4,507	8,391	7,835	5,706	2,524
Finance lease	96	267	857	482	549	296
	206,578	50,157	85,571	63,774	91,249	102,948
Liabilities by contractual maturity up to 20 years
Bank deposits	6,690	1,445	5,662	8,503	89	—
Customer deposits	437,830	11,389	1,252	2	14	20
Settlement balances	2,012	—	—	—	—	—
Derivatives held for hedging	280	(371)	586	306	116	85
Other financial liabilities	6,720	6,640	18,833	13,906	7,361	294
Subordinated liabilities	96	1,073	2,690	1,897	1,541	328
Other liabilities- Notes in circulation	3,218	—	—	—	—	—
Lease liabilities	41	113	260	203	318	254
	456,887	20,289	29,283	24,817	9,439	981
Guarantees and commitments - notional amount
Guarantees (2)	3,150	—	—	—	—	—
Commitments (3)	118,779	—	—	—	—	—
	121,929	—	—	—	—	—

(1)	Other financial assets exclude equity shares.
(2)	NatWest Group is only called upon to satisfy a guarantee when the guaranteed party fails to meet its obligations. NatWest Group expects most guarantees it provides to expire unused.
(3)

NatWest Group has given commitments to provide funds to customers under undrawn formal facilities, credit lines and other commitments to lend subject to certain conditions being met by the counterparty. NatWest Group does not expect all facilities to be drawn, and some may lapse before drawdown.